Accrued liabilities and payables	6 Months Ended
Jun. 30, 2019
Accrued liabilities and payables
Accrued liabilities and payables

8. Accrued liabilities and payables

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Accrued administrative and operating expenses	$6,191	$3,004
Current tax payable	552	1,375
Refund liabilities	1,589	1,834
Current portion of advance for refundable value added tax	438	429
Accrued interest	2,782	604
Other accruals and payables	400	212
Total accrued liabilities and other payables	$11,952	$7,458